RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH COMPANY

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026:

Name of related parties	Relationship with the Group
Feng Huang	Ultimate majority shareholder of the Company, CEO and Chairman of the Board

SCHEDULE OF RELATED PARTY BALANCES

The following are related party balances which are non-interest bearing as of June 30, 2026 and 2025:

	2026	2025
Amounts due to related parties:
Feng Huang (1)	$318,981	$210,490

(1)	Primarily business expenses paid by Mr. Huang of the Company in the normal course of business, which amounts are to be reimbursed by the Company.